Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Mar. 31, 2021
Notes Tables
Schedule of Valuation and Qualifying Accounts [Table Text Block]
	Balance at	Charged/	Charged to	Deductions		Balance
	beginning	(credited)	other	from		at end
	of period	to income	accounts	reserve		of period

Year-ended March 31, 2021:
Allowance for doubtful accounts	$1,598	$(1,304)	$ _	$(45)	(a)	$339
Income tax valuation allowance	$4,473	$201	$-	$-		$4,674

Year-ended March 31, 2020:
Allowance for doubtful accounts	$57	$1,627	$-	$86	(a)	$1,598
Income tax valuation allowance	$3,988	$485	$-	$-		$4,473